PROVISIONS AND CONTINGENCIES - Breakdown of changes in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PROVISIONS AND CONTINGENCIES
Balances at the beginning	R$ 6,259,325	R$ 8,144,750
Initial adoption IFRIC 23 (Note 7)	(68,945)
Additions (reversal), net (Note 26)	535,321	1,098,251
Other additions (reversal) (1)	(12,281)	(2,539,786)
Write-offs due to payment	(1,727,178)	(1,309,566)
Monetary restatement	541,364	865,676
Business combination (Note 1.c.1)	7,812
Balances at the closing	5,535,418	6,259,325
Current	374,445	377,929
Noncurrent	5,160,973	5,881,396
Labor
PROVISIONS AND CONTINGENCIES
Balances at the beginning	779,686	980,596
Additions (reversal), net (Note 26)	152,105	319,056
Other additions (reversal) (1)	(5,709)	(99,372)
Write-offs due to payment	(485,539)	(541,749)
Monetary restatement	99,526	121,155
Business combination (Note 1.c.1)	7,805
Balances at the closing	547,874	779,686
Current	236,130	245,805
Noncurrent	311,744	533,881
Tax
PROVISIONS AND CONTINGENCIES
Balances at the beginning	1,951,897	3,579,208
Initial adoption IFRIC 23 (Note 7)	(68,945)
Additions (reversal), net (Note 26)	32,719	452,746
Other additions (reversal) (1)		(2,443,047)
Write-offs due to payment	(364,992)	(51,924)
Monetary restatement	25,270	414,914
Balances at the closing	1,575,949	1,951,897
Noncurrent	1,575,949	1,951,897
Civil
PROVISIONS AND CONTINGENCIES
Balances at the beginning	1,004,803	1,055,877
Additions (reversal), net (Note 26)	364,008	395,631
Other additions (reversal) (1)	(2,381)	(14,119)
Write-offs due to payment	(833,579)	(598,294)
Monetary restatement	264,590	165,708
Business combination (Note 1.c.1)	7
Balances at the closing	797,448	1,004,803
Current	113,307	132,124
Noncurrent	684,141	872,679
Regulatory
PROVISIONS AND CONTINGENCIES
Balances at the beginning	1,022,216	1,103,792
Additions (reversal), net (Note 26)	93,634	(41,837)
Write-offs due to payment	(43,068)	(117,599)
Monetary restatement	72,954	77,860
Balances at the closing	1,145,736	1,022,216
Current	25,008
Noncurrent	1,120,728	1,022,216
Contingent liabilities (PPA)
PROVISIONS AND CONTINGENCIES
Balances at the beginning	827,275	845,796
Additions (reversal), net (Note 26)	(16,986)	(27,345)
Monetary restatement	21,433	8,824
Balances at the closing	831,722	827,275
Noncurrent	831,722	827,275
Provision for decommissioning
PROVISIONS AND CONTINGENCIES
Balances at the beginning	673,448	579,481
Additions (reversal), net (Note 26)	(90,159)
Other additions (reversal) (1)	(4,191)	16,752
Monetary restatement	57,591	77,215
Balances at the closing	636,689	673,448
Noncurrent	R$ 636,689	R$ 673,448